Other Comprehensive Earnings - Changes in Accumulated Other Comprehensive Earnings/(Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in Accumulated Other Comprehensive Income
Accumulated other comprehensive loss, Beginning balance	$ (120,604)	$ (115,146)	$ (87,555)
Cumulative translation adjustment	585	1,309	(251)
Unrealized holding gain/(loss)	188	(980)
Net actuarial gains/(losses)	31,821	(10,047)	(30,947)
Amounts reclassified from accumulated other comprehensive loss to earnings/(loss)	6,113	4,260	3,607
Net current period other comprehensive earnings (loss)	38,707	(5,458)	(27,591)
Accumulated other comprehensive loss, Ending balance	(81,897)	(120,604)	(115,146)
Cumulative translation adjustment [Member]
Changes in Accumulated Other Comprehensive Income
Accumulated other comprehensive loss, Beginning balance	1,219	(90)	161
Cumulative translation adjustment	585	1,309	(251)
Net current period other comprehensive earnings (loss)	585	1,309	(251)
Accumulated other comprehensive loss, Ending balance	1,804	1,219	(90)
Defined benefit pension item [Member]
Changes in Accumulated Other Comprehensive Income
Accumulated other comprehensive loss, Beginning balance	(120,843)	(115,056)	(87,716)
Net actuarial gains/(losses)	31,821	(10,047)	(30,947)
Amounts reclassified from accumulated other comprehensive loss to earnings/(loss)	5,917	4,260	3,607
Net current period other comprehensive earnings (loss)	37,738	(5,787)	(27,340)
Accumulated other comprehensive loss, Ending balance	(83,105)	(120,843)	(115,056)
Unrealized gains and losses on cash flow hedges [Member]
Changes in Accumulated Other Comprehensive Income
Accumulated other comprehensive loss, Beginning balance	(980)
Unrealized holding gain/(loss)	188	(980)
Amounts reclassified from accumulated other comprehensive loss to earnings/(loss)	196
Net current period other comprehensive earnings (loss)	384	(980)
Accumulated other comprehensive loss, Ending balance	$ (596)	$ (980)